Cambria Shareholder Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 4.9%
Comcast Corp. - Class A	304,811	$9,068,128
Fox Corp. - Class A	119,846	8,722,392
Verizon Communications, Inc.	207,210	9,224,989
Yelp, Inc. (a)	281,190	7,698,982
Ziff Davis, Inc. (a)	239,087	9,137,905
		43,852,396

Consumer Discretionary - 21.4%
Abercrombie & Fitch Co. - Class A (a)	71,710	7,001,047
Academy Sports & Outdoors, Inc.	156,115	8,587,886
ADT, Inc.	1,049,455	8,395,640
Boyd Gaming Corp.	101,258	8,560,351
Columbia Sportswear Co.	153,019	8,458,890
Dillard's, Inc. - Class A	12,298	7,471,773
DR Horton, Inc.	54,904	8,171,911
Ethan Allen Interiors, Inc.	347,333	7,964,346
Garrett Motion, Inc.	503,099	9,075,906
H&R Block, Inc.	199,738	7,879,664
Haverty Furniture Cos., Inc.	346,978	8,785,483
KB Home	131,590	7,571,689
Lear Corp.	74,048	8,670,280
Lennar Corp. - Class A	71,682	7,838,427
LKQ Corp.	279,810	9,191,759
Macy's, Inc.	355,278	7,112,666
PulteGroup, Inc.	67,780	8,478,600
PVH Corp.	114,512	7,140,968
Taylor Morrison Home Corp. (a)	137,751	8,395,923
Toll Brothers, Inc.	60,850	8,792,217
Travel + Leisure Co.	121,398	8,442,017
Tri Pointe Homes, Inc. (a)	255,927	8,535,165
Whirlpool Corp. (b)	111,413	8,911,926
		189,434,534

Consumer Staples - 4.0%
Kraft Heinz Co.	349,464	8,296,275
Molson Coors Beverage Co. - Class B	180,699	8,680,780
Spectrum Brands Holdings, Inc.	139,677	8,898,822
Tyson Foods, Inc. - Class A	144,474	9,438,486
		35,314,363

Energy - 15.8%
APA Corp.	341,438	9,017,377
EOG Resources, Inc.	80,925	9,074,120
Exxon Mobil Corp.	73,050	10,329,270
Halliburton Co.	302,830	10,150,862
HF Sinclair Corp.	173,123	9,000,665
Marathon Petroleum Corp.	46,231	8,145,440
Murphy Oil Corp.	264,720	7,965,425
NOV, Inc.	531,417	9,751,502
Ovintiv, Inc.	219,131	9,525,624
Patterson-UTI Energy, Inc.	1,391,291	10,476,421
Phillips 66	61,021	8,760,175
Plains GP Holdings LP	450,198	9,220,055
Tidewater, Inc. (a)	156,424	9,774,936
Valero Energy Corp.	51,133	9,277,060
World Kinect Corp.	360,446	9,699,602
		140,168,534

Financials - 24.3%
Aflac, Inc.	77,053	8,549,030
American Financial Group, Inc.	62,309	8,116,994
Ameriprise Financial, Inc.	17,353	9,148,328
Assured Guaranty Ltd.	93,580	7,940,263
Bread Financial Holdings, Inc.	114,662	8,317,582
Citizens Financial Group, Inc.	146,145	9,204,212
Comerica, Inc.	96,658	8,570,665
Corebridge Financial, Inc.	265,964	8,199,670
Federated Hermes, Inc.	165,233	8,803,614
Fifth Third Bancorp	178,203	8,949,355
First Interstate BancSystem, Inc. - Class A	240,371	8,525,959
Franklin Resources, Inc.	361,359	9,619,377
Jackson Financial, Inc. - Class A	80,421	9,563,665
Loews Corp.	81,641	8,618,840
M&T Bank Corp.	41,784	9,258,081
MetLife, Inc.	103,524	8,165,973
Northern Trust Corp.	61,494	9,189,049
Old Republic International Corp.	187,389	7,340,027
PayPal Holdings, Inc.	139,677	7,359,581
Principal Financial Group, Inc.	94,864	8,985,518
PROG Holdings, Inc.	289,872	9,403,448
SLM Corp.	321,641	8,732,553
Synchrony Financial	102,713	7,460,045
Truist Financial Corp.	171,715	8,829,585
Western Union Co.	886,159	8,303,310
		215,154,724

Health Care - 5.7%
Cigna Group	30,829	8,450,537
Pfizer, Inc.	324,752	8,586,443
Select Medical Holdings Corp.	556,343	8,372,962
Tenet Healthcare Corp. (a)	43,526	8,238,602
Universal Health Services, Inc. - Class B	38,158	7,679,679
Viatris, Inc.	731,702	9,577,979
		50,906,202

Industrials - 8.6%
ManpowerGroup, Inc.	295,037	10,718,694
Matson, Inc.	70,547	11,308,684
Maximus, Inc.	99,971	9,441,261
REV Group, Inc.	144,334	9,222,943
Ryder System, Inc.	44,702	8,550,599
Textron, Inc.	97,837	8,615,526
Timken Co.	98,558	9,184,620
Wabash National Corp.	880,664	8,921,126
		75,963,453

Information Technology - 2.1%
Avnet, Inc.	173,706	10,837,517
Photronics, Inc. (a)	235,887	8,154,614
		18,992,131

Materials - 12.5%
Cabot Corp.	125,204	9,038,477
CF Industries Holdings, Inc.	108,712	10,135,220
Dow, Inc.	367,658	10,128,978
Eastman Chemical Co.	134,665	9,334,978
Greif, Inc. - Class A	123,156	8,697,277
Huntsman Corp.	830,987	8,991,279
LyondellBasell Industries NV - Class A	201,196	9,858,604
Newmont Corp.	86,679	9,738,385
Olin Corp.	383,552	7,981,717
Reliance, Inc.	29,562	9,740,679
Steel Dynamics, Inc.	51,281	9,208,529
Sylvamo Corp.	166,751	8,160,794
		111,014,917
TOTAL COMMON STOCKS (Cost $890,466,456)		880,801,254

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 1.0%
First American Government Obligations Fund - Class X, 3.61% (c)	8,291,406	8,291,406

Money Market Funds – 0.6%
First American Treasury Obligations Fund - Class X, 3.60% (c)	5,592,739	5,592,739
TOTAL SHORT-TERM INVESTMENTS (Cost $13,884,145)		13,884,145

TOTAL INVESTMENTS - 100.9% (Cost $904,350,601)		894,685,399
Liabilities in Excess of Other Assets - (0.9)%		(8,023,799)
TOTAL NET ASSETS - 100.0%		$886,661,600

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $8,448,784.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$880,801,254	$–	$–	$880,801,254
Investments Purchased with Proceeds from Securities Lending	8,291,406	–	–	8,291,406
Money Market Funds	5,592,739	–	–	5,592,739
Total Investments	$894,685,399	$–	$–	$894,685,399

Refer to the Schedule of Investments for further disaggregation of investment categories.